Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation

a) Basis of presentation

The Group’s consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Principles of consolidation

b) Principles of consolidation

The Group’s consolidated financial statements include the accounts of the Company and its subsidiaries from the dates they were incorporated or acquired. All inter-company transactions and balances have been eliminated upon consolidation.

Discontinued Operations

c) Discontinued Operations

Discontinued operations may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in ad distribution to owners in a spinoff). See note 3 for detail.

Reclassification

d) Reclassification

Certain prior period amounts have been reclassified to conform with current period presentation in order to reflect the discontinued operations of Guangzhou Sanyi Network and Guangzhou 3E Network. None of these reclassifications had an impact on reported financial position or cash flows for any of the period presented.

Use of estimates

e) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Group continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Group believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Group’s consolidated financial statements include but are not limited to estimates and judgments applied in determination of allowance for credit losses, impairment losses for long-lived assets and valuation allowance for deferred tax assets. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Foreign currency translation and transactions

f) Foreign currency translation and transactions

The Group’s reporting currency is US dollars (“US$”). The Group primarily conducts business through its subsidiaries located in Hong Kong, China, which use Hong Kong dollars as their functional currency. For subsidiaries not located in Hong Kong, China and whose functional currency is not Hong Kong dollars, the financial statements are translated from their respective functional currencies into US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the Federal Reserve:

	As of June 30,
	2026	2025	2024
RMB into US$ for balance sheet items, except for equity accounts	-	7.1636	7.2672
HKD into US$ for balance sheet items, except for equity accounts	7.8420	7.8499	7.8083
US$ into EUR for balance sheet items, except for equity accounts	1.1417	-	-
	For the years ended
	June 30
	2026	2025	2024
RMB into US$ for items in the consolidated statements of operations and comprehensive income,and cash flows	-	7.2143	7.2248
HKD into US$ for items in the consolidated statements of operations and comprehensive income,and cash flows	7.8118	7.7893	7.819
US$ into EUR for items in the consolidated statements of operations and comprehensive income,and cash flows	1.1665	-	-

No representation is intended to imply that the RMB ,HKD and EUR amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2026, or at any other rate.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the consolidated statements of operations and comprehensive income/(loss).

Cash and cash equivalents	g) Cash and cash equivalents Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use.
Accounts receivable, net

h) Accounts receivable, net

The Group records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for credit losses is the Group’s reserve for uncollectible receivable amounts which is estimated using the approach based on expected losses. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions, along with reasonable and supportable forecasts as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual credit losses. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property and equipment, net

i）Property and equipment, net

Property, plant and equipment is carried at cost; expenditures for new facilities and equipment and expenditures which substantially increase the useful lives of existing plant and equipment are capitalized; expenditures for maintenance and repairs are expensed as incurred. Upon disposal of properties, the related cost and accumulated depreciation are removed from the respective accounts and any profit or loss on disposition is included in income.

Depreciation is provided on the basis of estimated useful lives of depreciable properties, primarily by the straight-line method for financial statement purposes and by accelerated methods for income tax purposes. Depreciation expense includes the amortization of right-of-use (“ROU”) assets accounted for as finance leases. The estimated useful lives of depreciable properties are generally as follows:

Shorter of
3 years
Leasehold improvement	or lease term
Furniture, fixture and other equipment	2 – 3 years
Electronic equipment	3 years

When property and equipment are retired or otherwise disposed of, resulting gain or loss is included in net income in the period of disposition.

For the year ended June 30, 2026 and 2025, the Group did not dispose of any fixed assets.

Impairment of long-lived assets

j) Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value.

For the year ended June 30, 2026 and 2025, the Group did not recognize any impairment losses on long-lived assets.

Deferred IPO costs

k) Deferred IPO costs

Deferred IPO costs consist of legal, accounting, underwriting fee and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital upon completion of the proposed public offering. Under the circumstances when the proposed public offering prove to be unsuccessful, the deferred cost and related additional expenses incurred will be directly expensed.

Fair value of financial instruments

l) Fair value of financial instruments

The Group’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, net, due from related parties, accounts payable and due to a related party. The carrying values of these financial instruments approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This note also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group evaluates its hierarchy disclosures each quarter.

Investments

m) Investments

The Group's long-term investments consist of investments accounted for under the equity method and investments accounted for under the measurement alternative.

For investments in which the Group previously held a controlling financial interest but subsequently disposed of a portion of its equity interest and lost control while retaining significant influence through joint control, the Group deconsolidates the former subsidiary and recognizes its retained investment in the joint venture at fair value on the date control is lost. Any resulting gain or loss arising from the deconsolidation, including the remeasurement of the retained investment to fair value, is recognized in the consolidated statements of operations and comprehensive income. Following the loss of control, the Group accounts for its investment in the joint venture using the equity method in accordance with ASC Topic 323, "Investments—Equity Method and Joint Ventures." Under the equity method, the investment is subsequently adjusted to recognize the Group's share of the joint venture's earnings or losses and other comprehensive income, as well as dividends and other distributions received.

For equity investments without readily determinable fair values that do not qualify for the practical expedient to estimate fair value using the net asset value per share (or its equivalent) under ASC Topic 820, "Fair Value Measurement," and over which the Group does not have the ability to exercise significant influence, the Group has elected to apply the measurement alternative in accordance with ASC Topic 321, "Investments—Equity Securities." Under the measurement alternative, investments are measured at cost, less impairment, if any, and adjusted for observable price changes in orderly transactions for identical or similar investments of the same issuer. Gains and losses resulting from impairment and observable price changes are recognized in the consolidated statements of operations and comprehensive income.

The Group evaluates its long-term investments for impairment at each reporting date. For investments accounted for under the equity method, the Group evaluates whether a decline in fair value below the carrying amount is other than temporary. If such a decline is determined to be other than temporary, an impairment loss is recognized in the consolidated statements of operations and comprehensive income.

The Group's long-term investments as of June 30, 2026 and June 30, 2025 are disclosed in Note 7.

Revenue recognition

n) Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the contracted goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue is recognized upon the transfer of control of contracted goods or services to a customer.

Software development services

Revenues generated from software development services is earned by the Group to design software system based on client’s specification or provide them with standard software. The identified promises include (1) developing software according to client specification, (2) testing and deployment of software, (3) delivering software (including but not limited to source code, etc.) to client, (4) providing training on the use of software, and (5) option to purchase warranty. The single performance obligation identified is to develop software according to client specification. Promises (1), (2) and (3) are interrelated and cannot be separated or differentiated, because testing and deployment and delivery of software cannot be benefited on their own or with other readily available resources, except with the developed software. Promises (4) and (5) identified above are immaterial when considered both qualitative and quantitative factors of these performance obligations. In the same contract, the Group provides a twelve-month free warranty after the customized application is delivered. This warranty is an assurance-type warranty so the Group does not consider it as a separate performance obligation. The costs to the Group in fulfilling its obligation under the warranty clause have been immaterial. The sole performance obligation identified is the developing, testing and deployment, and delivery of software. The Group is the principal party in fulfilling the identified performance obligation. The revenue is recognized at a point in time when it delivers the software to the client for acceptance testing and the acceptance report is signed, which represents the point in time which the performance obligation is satisfied and when the control of the software is transferred to the client.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring software to customers. Consideration is recorded net of value-added tax, and there is no variable consideration exists in the software development services.

Contract balance

When a revenue contract has been performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. Contract balances consist of accounts receivable, contract assets and contract liabilities.

Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time. As of June 30, 2026 and 2025, the Group does not have any contract assets.

Contract liabilities consist of advance from customers, which represent the billings or cash received for services or product sales in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. As of June 30, 2026 and 2025, the Group had no contract liabilities.

Cost of revenues	o) Cost of revenues Cost of revenues primarily consist of outsourcing fees, staff payroll , social security and housing funds , and other miscellaneous expenses.
General and administrative expenses	p) General and administrative expenses General and administrative expenses primarily consisted of consulting fees, management service fees, legal fees and other expenses.
Research and development expenses

q) Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for research and development professionals, and other expenses related to technology and development functions. The Group follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Group’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore research and development costs are generally expensed as incurred.

Income taxes

r) Income taxes

The Group follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of income and comprehensive income in the period that includes the enactment date.

Uncertain tax positions

s) Uncertain tax positions

The Group uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Group's Hong Kong subsidiary are subject to examination by the Hong Kong tax authorities. The Group disposed of all of its PRC subsidiaries during the fiscal year ended June 30, 2025, and accordingly, no longer has any PRC subsidiaries subject to PRC tax examination. According to the Departmental Interpretation and Practice Notes No.11 (Revised) ("DIPN11") of the Hong Kong Inland Revenue Ordinance (the "HK tax laws"), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. For the years ended June 30, 2026, 2025 and 2024, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of June 30, 2026 and 2025. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Segment reporting

t) Segment reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise engaging in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group (the “CODM”), in deciding how to allocate resources and in assessing performance. The Group's CODM is its Chief Executive Officer (CEO), who assesses performance and allocates resources based on the Group's consolidated net income.

The Group has determined that it has only one reportable operating segment. All of the Group's revenue is derived from Hong Kong, and substantially all of the Group's long-lived assets are located in Hong Kong; no geographical segments are presented.

Comprehensive income

u) Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the years presented, total comprehensive income included foreign currency translation adjustments.

Earnings per share

v) Earnings per share

Earnings (loss) per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

Basic earnings per ordinary share is computed by dividing net income attributable to holders of ordinary shares by the weighted average outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive Class A ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive or in the case of contingently issuable shares that all necessary conditions for issuance have not been satisfied.

Commitments and contingencies

w) Commitments and contingencies

The Group accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a estimable material loss could be incurred.

As of both June 30, 2026 and 2025 there were no contingent liabilities relating to litigations against the Group.

Lease

x) Lease

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU require that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments — Credit losses (Topic 326), Derivative and Hedging (Topic 815), and Lease (Topic 842): Effective Date. ASU2019-10 amends the effective dates for ASU No. 2016-02. The Group fits the requirement for other entities and has adopted ASU2016-02 for fiscal year ended June 30, 2026 and 2025. The Group has adopted the amendments with no material change to the Group’s balance sheet to recognize right-of-use assets and related lease liabilities for operating leases.

Share-based compensation

y) Share-based compensation

The Group accounts for share-based payment transactions, including awards granted to employees and nonemployees, in accordance with ASC Topic 718, "Compensation—Stock Compensation" ("ASC 718"). Awards are classified as equity or liability awards based on the applicable requirements of ASC 718. All share-based awards granted by the Group were classified as equity awards and measured at their grant-date fair values.

For awards that vest immediately, compensation expense is recognized on the grant date. For service-based awards, compensation expense is recognized over the requisite service period. For performance-based awards, compensation expense is recognized over the requisite service period when achievement of the performance conditions is considered probable. The Group recognizes forfeitures as they occur. Share-based compensation expense is included in selling and marketing expenses and general and administrative expenses.

Recent issued or adopted accounting standards

z) Recent issued or adopted accounting standards

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

Recently Adopted Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires greater transparency in income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. The standard is effective for annual periods beginning after December 15, 2024. The Group adopted ASU 2023-09 for the fiscal year ended June 30, 2026 on a prospective basis. The adoption of this standard did not have a material impact on the Group's consolidated financial position, results of operations or cash flows, but resulted in additional income tax disclosures.

Recently Issued Accounting Standards Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose, on an annual and interim basis, disaggregated information about certain income statement expense line items in the notes to the financial statements. The amendments require disclosure of the amounts of (i) purchases of inventory, (ii) employee compensation, (iii) depreciation, and (iv) intangible asset amortization included in each relevant expense caption, as well as the total amount of selling expenses and an entity’s definition of selling expenses. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Group is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures, and does not expect the adoption to have a material impact.

In July 2025, the FASB issued ASU 2025-05, Credit Losses (Topic 326): Simplifications to the Accounting for Short-Term Receivables and Contract Assets. The update introduces practical expedients that allow entities to simplify the estimation of expected credit losses for accounts receivable and contract assets by permitting certain assumptions regarding current conditions and expectations of future economic conditions. The amendments are intended to reduce the complexity and cost of applying the current expected credit loss model for short-term financial assets. The amendments in this update are effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact of adopting this guidance on its consolidated financial statements. The Group does not currently expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles — Goodwill and Other — Internal Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal Use Software. The amendments in this ASU apply to entities subject to the internal-use software guidance in Subtopic 350-40 and all entities that account for website development costs in accordance with Subtopic 350-50. The amendments are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact of this ASU on its consolidated financial statements and does not expect the adoption to have a material impact.

The Group does not believe that any other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its consolidated financial position, results of operations or cash flows.